8. Stockholders' Deficit (Details) (USD $)	9 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Aug. 01, 2013	Jun. 30, 2013
Common Stock Repurchased from Stockholder - shares			100,000	500,000
Common Stock Repurchased from Stockholder - value			$ 6,000	$ 25,000
Development Stage Entities, Stock Issued, Shares, Issued for Cash	100,000
Proceeds from common stock issued	5,000	71,000
Common stock shares issued	64,616,354				64,898,172
Common shares issued for interest	(12,000)
Common Stock Issuance 1
Common stock shares issued	27,273
Common shares issued for interest	1,500
Common Stock Issuance 2
Common stock shares issued	190,909
Common shares issued for interest	$ 10,500